Document and Entity Information Document	6 Months Ended
Jun. 30, 2013
Document Information
Entity Registrant Name	CST Brands, Inc.
Entity Central Index Key	0001562039
Document Type	S-4
Document Period End Date	Jun. 30, 2013
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false